Segments - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	$ 77,147	$ 79,591	$ 79,139
Business Segments
Revenue
Revenue	82,419	84,386	83,329
Other
Revenue
Other - divested businesses	786	1,810	2,041
Other revenue	162	207	171
Internal transactions
Revenue
Revenue	$ (6,220)	$ (6,813)	$ (6,401)